SCHEDULE OF OUTSTANDING WARRANTS (Details)	12 Months Ended
Dec. 31, 2023 $ / shares shares
Class of Warrant or Right [Line Items]
Exercise price | $ / shares	$ 11.50
Number outstanding | shares	25,975,001
JTAIW Warrants [Member]
Class of Warrant or Right [Line Items]
Expiration date	Aug. 11, 2028
Exercise price | $ / shares	$ 11.50
Number outstanding | shares	16,362,149
JTAIZ Warrants [Member]
Class of Warrant or Right [Line Items]
Expiration date	Aug. 11, 2033
Exercise price | $ / shares	$ 15.00
Number outstanding | shares	7,433,405
GEM Warrants [Member]
Class of Warrant or Right [Line Items]
Expiration date	Aug. 11, 2026
Exercise price | $ / shares	$ 8.40
Number outstanding | shares	2,179,447